Inventories	12 Months Ended
Dec. 31, 2018
Statements Line Items
Inventories [Text Block]	11. Inventories As at December 31, 2017, inventories were mainly comprised of unsold ounces of gold bullion acquired from offtake agreements, which were sold in January 2018.